INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
The intangible assets rollforward

	Average rate (1)	12.31.21	Additions	Disposals	Business combination (2)	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Goodwill		3,425,183	-	-	(4,026)	-	171,880	(118,934)	3,474,103
Trademarks		1,733,335	-	-	-	-	203,246	(55,382)	1,881,199
Non-compete agreement		110,208	19,609	(69,950)	-	-	-	(2,441)	57,426
Outgrowers relationship		4,740	-	(4,223)	-	11	-	(11)	517
Patents		3,518	-	(1)	-	-	1,978	(617)	4,878
Customer relationship		1,119,534	-	-	-	-	381,289	(160,572)	1,340,251
Software		770,399	118	(92,163)	-	240,679	19,111	(8,054)	930,090
Intangible in progress		98,716	209,007	-	-	(224,769)	525	(6,216)	77,263
		7,265,633	228,734	(166,337)	(4,026)	15,921	778,029	(352,227)	7,765,727

Amortization
Non-compete agreement	62.71%	(106,749)	(5,023)	69,950	-	-	-	2,486	(39,336)
Outgrowers relationship	19.48%	(4,425)	(145)	4,223	-	-	-	-	(347)
Patents	8.08%	(2,928)	(475)	-	-	-	(715)	294	(3,824)
Customer relationship	6.92%	(437,774)	(102,727)	-	-	-	(147,827)	66,222	(622,106)
Software	52.04%	(563,943)	(175,768)	79,091	-	(5,972)	(4,925)	6,013	(665,504)
		(1,115,819)	(284,138)	153,264	-	(5,972)	(153,467)	75,015	(1,331,117)
		6,149,814	(55,404)	(13,073)	(4,026)	9,949	624,562	(277,212)	6,434,610
(1)	Weighted average annual rate.
(2)	The reduction on goodwill reflects the price adjustment on the business combination with Mogiana according to contractual terms of the shares purchase agreement, which has not impacted other assets and liabilities fair values on the transaction which was conclude in December 2021.

	Average rate (1)	12.31.20	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.21
Cost
Goodwill		2,935,577	-	(6,145)	468,604	-	27,147	3,425,183
Trademarks		1,327,738	-	-	474,874	-	(69,277)	1,733,335
Non-compete agreement		107,162	1,369	(3,182)	2,246	-	2,613	110,208
Outgrowers relationship		5,328	197	(785)	-	-	-	4,740
Patents		6,205	-	(3,723)	-	1,038	(2)	3,518
Customer relationship		1,067,713	-	-	124,569	-	(72,748)	1,119,534
Software		657,255	5,220	(64,045)	1,828	172,107	(1,966)	770,399
Intangible in progress		46,054	178,059	-	-	(125,275)	(122)	98,716
		6,153,032	184,845	(77,880)	1,072,121	47,870	(114,355)	7,265,633

Amortization
Non-compete agreement	62.71%	(97,408)	(10,086)	3,182	-	-	(2,437)	(106,749)
Outgrowers relationship	19.48%	(4,695)	(505)	775	-	-	-	(4,425)
Patents	8.08%	(5,999)	(42)	3,723	-	(614)	4	(2,928)
Customer relationship	6.92%	(375,131)	(84,010)	-	-	-	21,367	(437,774)
Software	52.04%	(449,697)	(180,026)	63,920	-	3,639	(1,779)	(563,943)
		(932,930)	(274,669)	71,600	-	3,025	17,155	(1,115,819)
		5,220,102	(89,824)	(6,280)	1,072,121	50,895	(97,200)	6,149,814
(1)	Weighted average annual rate.

Schedule of pre tax rates

	2023	2024	2025	2026	2027
Inflation Brazil	5.16%	3.59%	3.93%	3.68%	3.41%
Inflation - United States	1.90%	2.29%	2.22%	2.20%	2.21%
Exchange rate - BRL / USD	5.12	5.10	5.18	5.20	5.20